LEGAL CLAIMS AND OTHER MATTERS (Details) - ARS ($) $ in Thousands		12 Months Ended				24 Months Ended
	Oct. 09, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2011	Mar. 31, 2017	May 24, 2013
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Payment for claims to provincial agencies				$ 148,500	$ 27,600
Provisions for contingency		$ 515,100	$ 482,600
Validity period of precautionary measure		6 months
Extended Validity Period of Precautionary Measure		6 months
Increase in tariff percentage	20.00%
Receivables from income taxes and value added tax								$ 433,300
Account receivables booked, recovery action		$ 0	0
Claim amount for the omission as agent of withholding and collection of turnover tax						$ 4,900
Canceled partial debt claim amount							$ 2,900
Provision for other matters		$ 74,000	$ 91,900